BASIS OF PREPARATION OF THE FINANCIAL STATEMENTS	3 Months Ended
Mar. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BASIS OF PREPARATION OF THE FINANCIAL STATEMENTS

NOTE 2 – BASIS OF PREPARATION OF THE FINANCIAL STATEMENTS

The accompanying unaudited condensed consolidated financial statements of Notable have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information. Accordingly, they do not include all of the information and notes required by GAAP for annual financial statements. These unaudited interim condensed consolidated financial statements should therefore be read in conjunction with the audited consolidated financial statements and notes included in Form 10-K, filed with the Securities and Exchange Commission on April 11, 2024. In the opinion of management, all adjustments (of a normal recurring nature) considered necessary for the fair statement of the results for the interim periods presented have been included. Operating results for the interim period are not necessarily indicative of the results that may be expected for the full year.

Notable affected a 1-for-35 reverse stock split immediately following the effective time of the Merger. No fractional shares were issued in connection with the Reverse Stock Split. Each shareholder who did not have a number of shares evenly divisible pursuant to the Reverse Stock Split ratio and who would otherwise be entitled to receive a fractional ordinary share was entitled to receive an additional Notable Ordinary Share. The number of shares on equity related disclosures included in the condensed consolidated financial statements and accompanying notes, were retroactively adjusted to reflect the effects of the Reverse Share Split and the Exchange Ratio.